Description of organization, business operations and basis of presentation - Additional Information (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($)			6 Months Ended
	Oct. 02, 2020	Aug. 07, 2020	Jun. 30, 2021	Dec. 31, 2020	Nov. 30, 2020
Sale of stock
Share price					$ 18
Deferred underwriting fees			$ 13,300,000
Proceeds from issuance of warrants			9,900,000
Issuance of ordinary shares, value			$ 25,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent			15.00%
Business combination period			24 months
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Threshold business days for redemption of public shares			10 days
Maximum net interest to pay dissolution expenses			$ 100,000
Working capital deficit			4,500,000
Cash and Cash Equivalents, at Carrying Value			337,744	$ 2,023,823
Outstanding amount			0
Sponsor | Founder Shares
Sale of stock
Issuance of ordinary shares, value		$ 25,000
Proceeds from related party loan			$ 195,000
Class A Common Stock Subject to Redemption
Sale of stock
Share price			$ 10.00
Initial Public Offering
Sale of stock
Number of units issued	37,950,000
Share price	$ 10.00
Gross proceeds from sale of units	$ 379,500,000
Offering costs incurred	21,100,000
Deferred underwriting fees	$ 13,300,000
Over-allotment
Sale of stock
Number of units issued	4,950,000
Private Placement
Sale of stock
Number of warrants issued	7,060,000
Price of warrants	$ 1.50
Proceeds from issuance , gross	$ 10,600,000